Loans (Details)											12 Months Ended
	Dec. 09, 2024 USD ($)	Dec. 09, 2024 CNY (¥)	May 10, 2023 USD ($)	May 10, 2023 CNY (¥)	Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Apr. 23, 2023 USD ($)	Apr. 23, 2023 CNY (¥)	Feb. 14, 2023 USD ($)	Dec. 21, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 25, 2024 USD ($)	Dec. 25, 2024 CNY (¥)	Dec. 02, 2024 USD ($)	Dec. 02, 2024 CNY (¥)	Sep. 29, 2024 USD ($)	Sep. 29, 2024 CNY (¥)	Aug. 30, 2024 USD ($)	Aug. 30, 2024 CNY (¥)	Apr. 17, 2024 USD ($)	Apr. 17, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Jan. 30, 2024 USD ($)	Jan. 30, 2024 CNY (¥)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 CNY (¥)	Nov. 22, 2023 USD ($)	Nov. 22, 2023 CNY (¥)	Oct. 21, 2023 USD ($)	Oct. 21, 2023 CNY (¥)	Aug. 14, 2023 USD ($)	Aug. 14, 2023 CNY (¥)	May 10, 2023 CNY (¥)	Apr. 28, 2023 CNY (¥)	Apr. 23, 2023 CNY (¥)	Mar. 09, 2023 USD ($)	Mar. 09, 2023 CNY (¥)	Feb. 14, 2023 CNY (¥)	Jan. 06, 2023 USD ($)	Jan. 06, 2023 CNY (¥)	Dec. 21, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)
Loans [Line Items]
Short-term loan									$ 704,235		$ 274,000			¥ 2,000,000	$ 958,996	¥ 7,000,000			$ 1,315,195	¥ 9,600,000	$ 1,369,994	¥ 10,000,000	$ 1,095,996	¥ 8,000,000	$ 1,095,996	¥ 8,000,000																¥ 5,000,000
Pledged value																															$ 2,200,000	¥ 16,000,000
Short-term loan for purchase									$ 563,388																																	¥ 4,000,000
Repaid amount	$ 684,997	¥ 5,000,000					$ 1,230,000	¥ 9,000,000
Other Loans Payable											684,997
Other Receivables											2,435,520			¥ 17,777,592
Interest expense short term loan											$ 281,139	$ 450,929	$ 317,000
Weighted average interest rate for short-term loans											4.35%	5.70%		4.35%
working capital			$ 1,230,000		$ 1,920,000		$ 1,370,000																														¥ 9,000,000	¥ 14,000,000	¥ 10,000,000
Annual interest rate			4.00%		4.10%		4.00%																														4.00%	4.10%	4.00%
Semi-annual installments			$ 2,740	¥ 20,000	$ 1,370	¥ 10,000	$ 13,700	100,000
Balloon payment			1,220,000	8,900,000	1,910,000	13,940,000	1,300,000	9,500,000
Real estate worth amount			1,370,000	¥ 10,000,000	4,230,000	¥ 30,850,000	1,370,000	¥ 10,000,000
Remaining loan amount			$ 1,220,000		$ 1,910,000		$ 137,000																														¥ 8,900,000	¥ 13,960,000	¥ 1,000,000
Secured Debt																											$ 410,998	¥ 3,000,000
Interest expense											$ 155,472	$ 91,135	$ 22,000
Rural Commercial Bank of Shandong [Member]
Loans [Line Items]
Short-term loan																	$ 684,997	¥ 5,000,000													$ 704,235	¥ 5,000,000
Annual interest rate																	4.35%	4.35%													4.35%	4.35%
Pledged value																															$ 2,200,000	¥ 16,000,000
Maturity date					Apr. 27, 2026	Apr. 27, 2026
Postal Savings Bank of China (“PSBC”) [Member]
Loans [Line Items]
Annual interest rate																																														5.00%	5.00%
Borrowed loans																																														$ 704,235	¥ 5,000,000
Industrial Bank Co., Ltd. [Member]
Loans [Line Items]
Short-term loan																																			$ 760,574	¥ 5,400,000				$ 633,812	¥ 4,500,000
Annual interest rate																																			4.35%	4.35%				4.35%	4.35%
Pledged value																																			$ 1,100,000	¥ 7,800,000
Bank of Beijing [Member]
Loans [Line Items]
Short-term loan																													$ 422,541	¥ 3,000,000													$ 422,541	¥ 3,000,000
Annual interest rate															3.10%	3.10%													4.30%	4.30%
Pledged value																																											$ 729,000,000,000	¥ 5,320,000
Bank of Rizhao [Member]
Loans [Line Items]
Interest rates									3.70%
Annual interest rate									5.50%																																	5.50%
Short-term loan for working capital | ¥																																										¥ 1,000,000
Pledged real properties value																																	$ 2,030,000.00	¥ 14,805,100
Agricultural Bank of China [Member]
Loans [Line Items]
Short-term loan																																	$ 1,352,132	¥ 9,600,000
Annual interest rate																			3.90%	3.90%													3.80%	3.80%
Pledged value											663,000			¥ 4,836,000
China Minsheng Bank [Member]
Loans [Line Items]
Annual interest rate																					4.00%	4.00%
Weihai City Commercial Bank [Member]
Loans [Line Items]
Annual interest rate																									3.75%	3.75%
Bank of Weifang [Member]
Loans [Line Items]
Maturity date			Apr. 22, 2026	Apr. 22, 2026			Apr. 22, 2026	Apr. 22, 2026		Nov. 04, 2025
Shenzhen Qianhai WeBank Co., Ltd [Member]
Loans [Line Items]
Annual interest rate																											6.29%	6.29%
Bank of Beijing [Member]
Loans [Line Items]
Annual interest rate																																											4.30%	4.30%
Minimum [Member] | Bank of Rizhao [Member]
Loans [Line Items]
Short-term loan for working capital									$ 704,235
Maximum [Member] | Bank of Rizhao [Member]
Loans [Line Items]
Short-term loan for working capital									$ 140,847
Notes Payable to Banks [Member] | Credit Line and Loan Agreements [Member]
Loans [Line Items]
Aggregated loan amount											$ 5,840,000	$ 5,690,000
Notes Payable to Banks [Member] | Bank of Weifang [Member]
Loans [Line Items]
Aggregated loan amount | ¥																																													¥ 70,000,000
Annual interest rate										6.80%																																			6.80%
Notes Payable to Banks [Member] | Minimum [Member] | Credit Line and Loan Agreements [Member]
Loans [Line Items]
Interest rates											2.00%
Notes Payable to Banks [Member] | Maximum [Member] | Credit Line and Loan Agreements [Member]
Loans [Line Items]
Interest rates												6.29%
Notes Payable to Banks [Member] | Land, Buildings and Improvements [Member] | Bank of Weifang [Member]
Loans [Line Items]
Collaterals secure amount										$ 6,500,000
Notes Payable to Banks [Member] | Use Rights [Member] | Bank of Weifang [Member]
Loans [Line Items]
Collaterals secure amount										4,300,000
Loan agreement [Member] | Notes Payable to Banks [Member] | Bank of Weifang [Member]
Loans [Line Items]
Aggregated loan amount										$ 9,600,000